Subsequent Events (Details Narrative) (10-K) - USD ($)	Feb. 07, 2019	Feb. 06, 2019	Jan. 15, 2019
Exclusive License Agreement [Member]
License agreement, amount per month	$ 1,180,000
Exclusive License Agreement [Member] | Arcmail Technology [Member]
License agreement, description	Under the License Agreement, the Company was granted the exclusive right and license to receive all benefits from the marketing, selling and licensing, of the ArcMail business products, including, without limitation, the good will of the business. The term of the License Agreement is twenty-seven (27) months, with the following payments to be made by the Company to ArcMail: (i) $200,000 upon signing the License Agreement; (ii) monthly payments starting 30 days after the execution of the License Agreement in the amount of $25,000 per month during months 1-6; (iii) monthly payments in the amount of $30,000 per month during months 7-17; and (iii) in month 18, final payment in the amount of $765,000. As of September 30, 2019, the balance of payments due under the License Agreement was $1,180,000. In connection with the execution of the License Agreement, two other agreements were also executed: (a) a Stock Purchase Rights Agreement, under which the Company has the right, though not the obligation, to acquire 100% of the issued and outstanding shares of stock of ArcMail from Rory Welch, the CEO of ArcMail (the right can be exercised over a period of 27 months); and (b) a Business Covenants Agreement, under which ArcMail and Mr. Welch agreed to not compete with the Company's use of the ArcMail business under the License Agreement for a period of twenty-four (24) months.
License agreement, term	27 months
License agreement, amount	$ 200,000
Exclusive License Agreement [Member] | Arcmail Technology [Member] | Rory Welch [Member]
Percentage of right to acquire issued and outstanding of stock	100.00%
Subsequent Event [Member] | Exclusive License Agreement [Member] | Arcmail Technology [Member]
License agreement, description	Rory Welch, the CEO of ArcMail ("Welch"), shall continue to serve as ArcMail's CEO. The term of the License Agreement is twenty-seven (27) months, with the following payments to be made by the Company to ArcMail: (i) $200,000 upon signing the License Agreement; (ii) monthly payments starting 30-days after the execution of the License Agreement in the amount of $25,000 per month during months 1-6; (iii) monthly payments in the amount of $30,000 per month during months 7-17; and, (iv) on month 18, final payment in the amount of $765,000. In connection with the execution of the License Agreement, two other agreements were also executed: (a) a Stock Purchase Rights Agreement, under which the Company has the right, though not the obligation, to acquire 100% of the issued and outstanding shares of stock of ArcMail from Welch (the right can be exercised over a period of 27-months); and, (b) a Business Covenants Agreement, under which ArcMail and Welch agreed to not compete with the Company's use of the ArcMail business under the License for a period of twenty four (24) months.
License agreement, term	27 months
License agreement, amount	$ 200,000
Subsequent Event [Member] | Exclusive License Agreement [Member] | Arcmail Technology [Member] | Rory Welch [Member]
Percentage of right to acquire issued and outstanding of stock	100.00%
Subsequent Event [Member] | Exclusive License Agreement [Member] | Arcmail Technology [Member] | Final Payment [Member]
License agreement, amount per month	$ 765,000
Subsequent Event [Member] | Exclusive License Agreement [Member] | Arcmail Technology [Member] | 1 - 6 Months [Member]
License agreement, amount per month	25,000
Subsequent Event [Member] | Exclusive License Agreement [Member] | Arcmail Technology [Member] | 7 - 17 Months [Member]
License agreement, amount per month	30,000
Promissory Note [Member] | Subsequent Event [Member]
Debt converted into common stock, amount	$ 20,000		$ 5,000
Debt converted into common stock, shares	400,000,000		100,000,000
Number of common stock restricted shares issued		418,451,781
Number of common stock restricted shares issued, subscriptions		$ 500,000
Number of warrants to acquire common stock		218,413,977
Warrant strike price per share		$ 0.0029